Summary of Operating Segments	12 Months Ended
Dec. 31, 2011
Summary of Operating Segments [Abstract]
Summary of operating segments

Summary of Operating Segments

(In millions)	2011	2010	2009

Revenues
CLL(a)	$18,178	$18,447	$20,762
Consumer(a)	16,767	17,180	16,752
Real Estate	3,712	3,744	4,009
Energy Financial Services	1,223	1,957	2,117
GECAS(a)	5,262	5,127	4,594
Total segment revenues	45,142	46,455	48,234
GECC corporate items and eliminations	3,926	3,401	3,542
Total revenues in GECC	$49,068	$49,856	$51,776

Segment profit (loss)
CLL(a)	$2,720	$1,554	$963
Consumer(a)	3,703	2,619	1,358
Real Estate	(928)	(1,741)	(1,541)
Energy Financial Services	440	367	212
GECAS(a)	1,150	1,195	1,016
Total segment profit	7,085	3,994	2,008
GECC corporate items and eliminations(b)(c)	(501)	(874)	(755)
Earnings from continuing operations attributable to GECC	6,584	3,120	1,253
Earnings (loss) from discontinued operations, net of taxes,
attributable to GECC	(74)	(965)	162
Total net earnings attributable to GECC	$6,510	$2,155	$1,415

  During 2010, we transferred the Transportation Financial Services business from GECAS to CLL and the Consumer business in Italy from Consumer to CLL. Prior-period amounts were reclassified to conform to the current-period presentation.
  Included restructuring and other charges for 2011 and 2010 of $0.1 billion and $0.2 billion, respectively, primarily related to CLL business exits.
  Included $0.2 billion of net losses during both 2011 and 2010 related to our treasury operations.

See accompanying notes to consolidated financial statements.